SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SPDR® FTSE/Macquarie Global Infrastructure 100 ETF
INVESTMENT OBJECTIVE
The SPDR FTSE/Macquarie Global Infrastructure 100 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the global infrastructure industry market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
MANAGEMENT FEES	0.59%
DISTRIBUTION AND SERVICE (12b-1) FEES	none
OTHER EXPENSES	none
TOTAL ANNUAL FUND OPERATING EXPENSES	0.59%

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF	60	189	329	738

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the Macquarie Global Infrastructure 100 Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) based on securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is a float-adjusted market capitalization weighted index calculated by FTSE that is designed to measure the stock performance of companies within the infrastructure industry, principally those engaged in management, ownership and operation of infrastructure and utility assets. The Index’s composition is reviewed semi-annually. The Index is a subset of the broader Macquarie Global Infrastructure Index (“MGII”), which is based on 255 stocks within the following subsectors: Pipelines; Transportation Services; Electricity; Gas Distribution; Multi-Utilities; Water; and Telecommunications Equipment. The Index includes a country screen allowing only MGII constituents in the FTSE developed and FTSE Advanced Emerging regions. Eligible countries from the MGII are then re-ranked by investable market with the top 100 being included in the index. Countries covered in the Index have historically included, among others, Australia, Brazil, Canada, Finland, France, Germany, Hong Kong, Italy, Japan, Portugal, South Korea, Spain, the United Kingdom and the United States. As of December 31, 2012, the Index was comprised of 100 securities.

The Index is sponsored by FTSE (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK:  The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK:  While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

EQUITY INVESTING RISK:  An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

FOREIGN INVESTMENT RISK:  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

EMERGING MARKETS RISK:  Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

UTILITIES SECTOR RISK:  The Fund’s assets will generally be concentrated in the utilities sector, which means the Fund will be more affected by the performance of the utilities sector than a fund that was more diversified. Stock prices for companies in the utilities sector are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, rate caps or rate changes. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability.

NON-DIVERSIFICATION RISK:  The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)

Highest Quarterly Return: 14.76% (Q2 2009) Lowest Quarterly Return: -18.17% (Q3 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/12)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to the application of foreign tax credits and/or an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
Average Annual Total Returns	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF	3.42%	(4.46%)	(0.43%)	Jan. 25, 2007
SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF RETURN AFTER TAXES ON DISTRIBUTIONS	2.74%	(5.02%)	(0.99%)	Jan. 25, 2007
SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	2.70%	(3.78%)	(0.42%)	Jan. 25, 2007
SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF MACQUARIE GLOBAL INFRASTRUCTURE 100 INDEX (reflects no deduction for fees, expenses or taxes)	4.63%	(3.62%)	0.44%	Jan. 25, 2007